Accounting changes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Changes [Abstract]
Disclosure And detailed Information About Hyper Inflationary Assets [Text Block]
The most significant effects on the non-monetary items restated, after rating the Argentine economy in a situation of hyperinflation are the following:

ThCh$

Current assets	1,905,102
Non-current assets	118,989,487
Current liabilities	-
Non-current liabilities	(27,149,456)
Total Shareholders' Equity	93,745,133
Non-controlling interests	(1,504,129)
Equity attributable to equity holders of the parent	92,241,004